Intangible Assets	3 Months Ended
Jun. 30, 2017
Intangible Assets [Abstract]
Intangible Assets

Note 5 — Intangible Assets

The following table sets forth our acquired intangible assets by major asset class as of June 30, 2017:

		June 30, 2017
	Useful life (years)	Gross	Accumulated amortization	Net book value
Trademark/Trade Name	5	$431,100	$(12,300)	$418,800
Software	2	1,003,600	(74,100)	929,500
Customer Relationships	2	368,600	(21,300)	347,300
Domain Names	5	106,400	(3,300)	103,100

Total		$1,909,700	$(111,000)	$1,798,700

Intangible assets amortization expense was $111,000 for the three months ended June 30, 2017, respectively, and $0 for the three months ended June 30, 2016, respectively.

Future amortization expense related to intangible assets as of June 30, 2017 are as follows:

Year Ending Mar 31,
2018 – 9 months remaining	$595,800
2019	794,400
2020	183,600
2021	108,000
2022	108,000
Beyond	8,900
Total	$1,798,700